Stockholders' Equity (Deficiency) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended				3 Months Ended				6 Months Ended	12 Months Ended
	May 10, 2018	Feb. 16, 2018	Feb. 13, 2018	Jan. 13, 2017	Sep. 07, 2016	Aug. 31, 2015	Jan. 31, 2017	Jun. 24, 2016	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock , par value											$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Warrant exercise price	$ 4.80		$ 4.25	$ 4.80												$ 4.25
Additional compensation expense			$ 59								$ 24	$ 147	$ 1,822			$ 3,905	$ 243
Annual retainer amount in monthly installments								$ 40
One time bonus on completion of financing round								$ 150
Percentage of issued and outstanding fully diluted shares								3.00%
Agreement term								3 years
Shares called by warrants	29,763			178,570
Research and development expense											1,063	1,637	591	$ 1,439		4,438	673
Fair value of warrants														$ 2,434		$ 2,434
Share price											$ 1	$ 1				$ 1	$ 1
Option Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Acquisition cost to purchase intellectual property					$ 25
Stock options exercised							500
Employees, Directors and Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant											91
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted				492,624
Restricted stock units vested				246,312
Restricted stock units cancelled															246,312
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price											$ 4.25	4.25
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price											$ 6.90	$ 6.9
RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional compensation expense												$ 17				$ 1,433
Restricted stock units granted														364,286
Interest expenses											$ 0		$ 418
RSU [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards						3 years
Restricted stock units granted						11,781										7,854
Restricted stock units vested																3,927
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Research and development expense											$ 56					$ 480
Fair value of warrants	$ 56			$ 480
Share price				$ 3.98							$ 2.96
Exercise price				$ 4.80							$ 4.80
Expected dividend rate				0.00%							0.00%
Expected standard deviation				75.23%							84.54%
Risk-free interest rates				2.20%							2.87%
Expected life				7 years							5 years 8 months 5 days
Warrant [Member] | Third Party [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price	$ 4.80
Shares called by warrants	29,763			178,570
2013 Incentive Option Plan [Member] | RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of awards									10 years	10 years
Ordinary shares reserved for issuance									466,676	466,676	98,704
Aggregate intrinsic value of outstanding options											$ 0	0
Aggregate intrinsic value of exercisable options											$ 0	$ 0
Number of shares available for grant												55,770
2013 Incentive Option Plan [Member] | RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards									2 years	2 years
2013 Incentive Option Plan [Member] | RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term of awards									4 years	4 years
Tranche A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option issued to purchase common stock		2,299,802
Warrant exercise price		$ 4.25
Sale of stock, consideration received on transaction		$ 9,820
Tranche B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant exercise price		$ 4.25
Vested Immediately [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares								33.33%
Vested After 6 Month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares								33.33%
Vested After 12 Month [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting shares								33.33%
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option issued to purchase common stock		4,599,604
Common stock , par value		$ 0.0001
Purchase price of stock		$ 0.01